EMPLOYEE BENEFITS - Defined benefit pension plan - Assumptions used to calculate defined benefit plans (Details) - Defined benefit pension plan	Dec. 31, 2025	Dec. 31, 2024
Brazilian Plans
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	11.15%	11.07%
North American Plan
Summary of assumptions used to calculate the defined benefit plans
Rate of increase in compensation		3.00%
North American Plan | Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	4.75%	4.58%
North American Plan | Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	5.42%	5.62%